Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,000,000
Previously Paid Amount	0
Total Fee Amount	82,860
Total Offset Amount	0
Net Fee	$ 82,860